Income Taxes (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income Tax Expense (Benefit)	$ 215,217	$ 40,952	$ (106,121)	$ 174,899
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Income Tax Expense (Benefit)	$ (130,551)	$ (40,952)	$ 190,787	$ (174,899)